EMPLOYEE-RELATED EXPENSES	12 Months Ended
Dec. 31, 2021
EMPLOYEE-RELATED EXPENSES
EMPLOYEE-RELATED EXPENSES

8.     EMPLOYEE-RELATED EXPENSES

	2021	2020	2019
Wages, salaries and related taxes	(2,394)	(1,610)	(1,246)
Share-based payment expense (Note 18)	(2,549)	(558)	(67)
Other employee-related expenses	(119)	(40)	(72)
Total employee-related expenses	(5,062)	(2,208)	(1,385)